Cash and Cash Equivalents Disclosure (Narrative) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short term Investments pledged	€ 1
Collateral to short term loan		€ 1